OTHER CURRENT ASSETS - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Trade accounts receivable, net	$ 6,227	$ 447
Accrued income	17,071	12,114
Prepaid expenses	8,120	7,498
Other receivables	8,069	6,581
Total other current assets	$ 39,487	$ 26,640